[SRZ LETTERHEAD]

May 22, 2009

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-0505

Re:                            The Motley Fool Funds Trust

Registration Statement on Form N-1A

File Nos. 811-22264 and 333-156770

Ladies and Gentlemen:

On behalf of The Motley Fool Funds Trust (the “Trust”), we are transmitting for filing with the Securities and Exchange Commission (the “Commission”), pursuant to requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as amended (the “1933 Act”), Pre-Effective Amendment No. 3 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Registration Statement includes changes that we believe fully respond to oral comments received from the staff of the Commission (the “Staff”) on May 15, 2009.  Regarding the Staff’s comment on the use of the name Benjamin Graham in the Registration Statement, we have been advised by the General Counsel of the Trust’s adviser that the use of such name in the Registration Statement without obtaining consent from the estate of Benjamin Graham is not prohibited by applicable intellectual property law. The small-balance account fee provision in the Registration Statement applying a $24 annual fee to accounts with less than $10,000 in value has not been revised. We would like to discuss further the resolution of the Staff’s comment on this issue and will make any necessary revisions with respect to that matter in the Trust’s Rule 497 filing.

We respectfully request expedited review of the Registration Statement by the Staff so as to allow the effectiveness of the Registration Statement on or about May 27, 2009.  The Trust will separately file an acceleration request pursuant to Rule 461(a) under the 1933 Act.

Please call me at 212-756-2533 with any comments on the Registration Statement or if you have any questions regarding this filing.  Thank you for your assistance regarding this matter.

Very truly yours,

/s/ Kenneth S. Gerstein
Kenneth S. Gerstein